Share-based compensation - Summary of Restricted Stock and Restricted Stock Unit, Activity (Detail) - Restricted Stock Units (RSUs) [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding balance	35,995,906	33,860,228	48,288,134
Granted	15,177,322	28,010,128	7,086,500
Vested	(11,276,824)	(19,564,802)	(18,577,032)
Forfeited	(10,701,587)	(6,309,648)	(2,937,374)
Outstanding balance	29,194,817	35,995,906	33,860,228
Expected to vest as of December 31, 2020,shares	24,487,867	33,116,233	30,900,145
Weighted average grant-date	¥ 59.72	¥ 38.75	¥ 14.2
Granted,Weighted average grant-date	39.31	68.29	132.02
Vested,Weighted average grant-date	55.66	37.27	11.51
Forfeited,Weighted average grant-date	51.52	81.29	43.23
Weighted average grant date fair value	¥ 54.42	¥ 59.72	¥ 38.75